Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options	267,600	1,385,492	1,450,890
Granted, Number of options	0.2	21,000	30,000
Exercised, Number of options	(148,974)	(1,094,592)	(69,898)
Forfeited, Number of options	(14,500)	(44,300)	(25,500)
Outstanding-end of the year, Number of options	104,126	267,600	1,385,492
Options exercisable at the end of the year, Number of options	61,220	190,300	1,271,266
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 48.09	$ 36.95	$ 37.07
Granted, Weighted average exercise price	$ 0.00	$ 39.60	$ 35.21
Exercised, Weighted average exercise price	$ 48.27	$ 33.61	$ 33.19
Forfeited, Weighted average exercise price	$ 55.42	$ 53.47	$ 51.83
Outstanding-end of the year, Weighted average exercise price	$ 46.81	$ 48.09	$ 36.95
Options exercisable at the end of the year, Weighted average exercise price	$ 50.04	$ 50.04	$ 36.07